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                            AMENDED FORM N-PX REPORT

ICA File Number: 811-09877
Reporting Period: 07/01/2003 - 06/30/2004
Calvert Social Index Series, Inc.

This Amendment No. 1 to the Form N-PX is being filed solely for the purpose of modifying the signatory to the Form N-PX filed for the Fund in this Registered Investment Company.

Item 1. Proxy Voting Record. Incorporated by reference to Item 1 of Registrant's filing on Form N-PX filed on August 3, 2004 (Accession #0000950133-04-002981).

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Calvert Social Index Series, Inc.

By (Signature and Title): /s/ Barbara J. Krumsiek, Senior Vice President -- Principal Executive Officer

Date: March 2, 2005